Basis of Presentation and Accounting Policies (Impacts of IFRS 15, Revenue from Contracts with Customers - Disaggregation of revenue) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	$ 5,340	$ 5,189
IFRSs 15 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue		5,189
As reported [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue		5,239
Increase Decrease Due To Application Of IFRS 15 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue		(50)
Increase Decrease Due To Application Of IFRS 15 [Member] | IFRSs 15 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue		(50)
Wireless Service [Member] | IFRSs 15 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	7
Operating Segments [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	5,347	5,193
Operating Segments [Member] | Wireless Service [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue		4,856
Operating Segments [Member] | Wireless Service [Member] | As reported [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue		4,887
Operating Segments [Member] | Wireless Service [Member] | Increase Decrease Due To Application Of IFRS 15 [Member] | IFRSs 15 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue		(31)
Operating Segments [Member] | Wireless Equipment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue		337
Operating Segments [Member] | Wireless Equipment [Member] | As reported [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue		356
Operating Segments [Member] | Wireless Equipment [Member] | Increase Decrease Due To Application Of IFRS 15 [Member] | IFRSs 15 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue		(19)
Intersegment Eliminations [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	(7)	(4)
Intersegment Eliminations [Member] | As reported [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue		(4)
Intersegment Eliminations [Member] | Financial Effect Of Changes In Accounting Policy [Member] | IFRSs 15 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue		0
Wireless [Member] | Operating Segments [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	1,047	901
Wireless [Member] | Operating Segments [Member] | Wireless Service [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue		564
Wireless [Member] | Operating Segments [Member] | Wireless Service [Member] | As reported [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue		595
Wireless [Member] | Operating Segments [Member] | Wireless Service [Member] | Increase Decrease Due To Application Of IFRS 15 [Member] | IFRSs 15 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue		(31)
Wireless [Member] | Operating Segments [Member] | Wireless Equipment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue		337
Wireless [Member] | Operating Segments [Member] | Wireless Equipment [Member] | As reported [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue		356
Wireless [Member] | Operating Segments [Member] | Wireless Equipment [Member] | Increase Decrease Due To Application Of IFRS 15 [Member] | IFRSs 15 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue		(19)
Wireline [Member] | Operating Segments [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	$ 4,300	4,292
Wireline [Member] | Operating Segments [Member] | Wireless Service [Member] | Consumer [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue		3,725
Wireline [Member] | Operating Segments [Member] | Wireless Service [Member] | Consumer [Member] | As reported [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue		3,725
Wireline [Member] | Operating Segments [Member] | Wireless Service [Member] | Consumer [Member] | Increase Decrease Due To Application Of IFRS 15 [Member] | IFRSs 15 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue		0
Wireline [Member] | Operating Segments [Member] | Wireless Service [Member] | Business [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue		567
Wireline [Member] | Operating Segments [Member] | Wireless Service [Member] | Business [Member] | As reported [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue		567
Wireline [Member] | Operating Segments [Member] | Wireless Service [Member] | Business [Member] | Increase Decrease Due To Application Of IFRS 15 [Member] | IFRSs 15 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue		$ 0